23. Stock-based Compensation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value of vested shares	$ 1,382	$ 2,955	$ 2,423
Stock-based compensation expense	2,726	1,174	1,301
Continuing Operations [Member]
Stock-based compensation expense	$ 2,726	$ 1,174	$ 1,929